UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	3/31/2013
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:			Heitman LLC
Address:		191 North Wacker Drive
			Suite 2500
			Chicago, IL  60606

Form 13F File Number: 	28-12002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Katie Boysen
Title:		Public Securities Compliance Officer
Phone:		312-251-5424


Signature, Place and Date of Signing:


/s/ Katie Boysen__________________		Chicago, IL	5/13/2013
[Signature]					[City, State]	[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

28-04321			Heitman Real Estate Securities LLC
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